Stockholders’ Deficit - Schedule of Option Activity (Details) - Staffing 360 Solutions, Inc. [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding Beginning Balance		5,151
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 500.6
Options, Granted
Weighted Average Exercise Price, Granted
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Expired or cancelled	(33)
Weighted Average Exercise Price, Expired or cancelled	$ 5,303.57
Options, Outstanding Ending Balance	5,118	5,151
Weighted Average Exercise Price, Outstanding Ending Balance	$ 498.53	$ 500.06